Cover	Dec. 04, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 04, 2023
Entity File Number	000-36335
Entity Registrant Name	RIDGEFIELD ACQUISITION CORP.
Entity Central Index Key	0000812152
Entity Tax Identification Number	84-0922701
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	3827 S Carson St
Entity Address, Address Line Two	Unit 505-25 PMB 1078
Entity Address, City or Town	Carson City
Entity Address, State or Province	NV
Entity Address, Postal Zip Code	89701
City Area Code	805
Local Phone Number	484-8855
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.001 par value
Trading Symbol	RDGA
Entity Emerging Growth Company	false